Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Finished goods	$ 9,787	$ 9,117
Work in process	20,835	17,218
Raw materials	13,454	7,331
Inventory, Net	$ 44,076	$ 33,666